CONTRACTS, COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 CAD ($)	Mar. 31, 2024 CAD ($)	Mar. 31, 2022 USD ($)
COMMITMENTS [Line Items]
Contractual commitments		$ 6,625
Sales Royalty, Percentage	2.00%
Other contingent liabilities
COMMITMENTS [Line Items]
Contractual commitments	$ 12,844		$ 9,500